Selling and Distribution Expenses	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Selling and Distribution Expenses

Note 13 – Selling and Distribution Expenses

The following is the summery of selling and distribution expenses the three months ending on December 31, 2015 and 2014;

	12/31/2015	12/31/2014
Marketing Expenses	$9,169	$4,513
Advertisement expenses	587	596
Vehicle hire charges	1,632	2,508
Foreign Travel	960	-
Vehicle running expense	1020	-
Visa expenses	135	-
	$13,503	$7,617

Note 14 – Selling and Distribution Expenses

The following is the summery of selling and distribution expenses for the years ending on March 31, 2015 and 2014;

	31/03/2015	31/03/2014
Marketing Expenses	$4,395	$29,756
Vehicle hire charges	14,874	21,888
Foreign Travel	5,398	8,072
Advertisement	2,356	342
Visa expenses	222	390
Vehicle running expenses	-	661
Business promotion expense	406	583
	$27,651	$61,692

Duo Software (Pvt.) Limited [Member]
Selling and Distribution Expenses

Note 12 – Selling and Distribution Expenses

The following is the summery of selling and distribution expenses for the years ending on March 31, 2014 and 2013;

	31/03/2014	31/03/2013
Marketing Expenses	$29,756	$5,849
Vehicle hire charges	21,888	26,386
Foreign Travel	8,072	8,154
Advertisement	342	356
Visa expenses	390	487
Vehicle running expenses	661	118
Business promotion expense	583	48
	$61,692	$41,398